POST-EMPLOYMENT BENEFITS - Amounts Recognized in Profit and Loss or Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amounts recognized in other comprehensive income
Total expense (gain) recognized in other comprehensive income	$ (13)	$ (264)	$ 90
Defined benefit pension plan
Disclosure of defined benefit plans [line items]
Current service cost	14	20
Net interest expense	9	13
Administrative expense	7	7
Total expense recognized in profit and loss	30	40
Amounts recognized in other comprehensive income
Return on plan assets (excluding amounts included in net interest expense)	561	(170)
Actuarial (gains) and losses arising from changes in demographic assumptions	(1)	16
Actuarial (gains) and losses arising from changes in financial assumptions	(600)	(89)
Actuarial (gains) and losses arising from experience adjustments	32	(6)
Total expense (gain) recognized in other comprehensive income	(8)	(249)
Total expense (gain) recognized in comprehensive income	22	(209)
Post-employment plan
Disclosure of defined benefit plans [line items]
Current service cost	1	1
Net interest expense	1	2
Administrative expense	0	0
Total expense recognized in profit and loss	2	3
Amounts recognized in other comprehensive income
Return on plan assets (excluding amounts included in net interest expense)	0	0
Actuarial (gains) and losses arising from changes in demographic assumptions	0	(9)
Actuarial (gains) and losses arising from changes in financial assumptions	(8)	(3)
Actuarial (gains) and losses arising from experience adjustments	3	(3)
Total expense (gain) recognized in other comprehensive income	(5)	(15)
Total expense (gain) recognized in comprehensive income	$ (3)	$ (12)